Commitments, contingent liabilities and other (Tables)	12 Months Ended
Mar. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Aggregate Amounts of Year-by-Year Payment of Purchase Commitments

The schedule of the aggregate amounts of year-by-year payment of purchase commitments during the next five fiscal years and thereafter is as follows:

Fiscal year ending March 31	Yen in millions
2020	344,417
2021	82,600
2022	55,492
2023	40,349
2024	26,387
Later fiscal years	44,093

Total	593,338

Changes in Product Warranty Liability

The changes in the product warranty liability for the fiscal years ended March 31, 2017, 2018 and 2019 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2017	2018	2019
Balance at beginning of the fiscal year	64,450	57,694	44,717
Additional liabilities for warranties	51,465	32,179	23,041
Settlements (in cash or in kind)	(47,922)	(30,570)	(26,326)
Changes in estimate for pre-existing warranty reserve	(8,120)	(16,802)	(7,370)
Translation adjustments	(2,179)	2,216	(1,057)

Balance at end of the fiscal year	57,694	44,717	33,005